Loss on Settlement of Debt	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Note 11. Loss on Settlement of Debt

During the nine months ended September 30, 2012, the Company issued 34,530,000 shares of common stock to related parties in conversion of $68,730 of notes payable in accordance with the terms of the notes.  The fair value of the common stock issued was $780,432 at the date of the conversions, resulting in a loss on the settlements of $711,702.